Earnings per share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share
Net profit attributable to ordinary equity holders of the parent for basic earnings	₽ 3,584	₽ 3,114	₽ 2,474
Weighted average number of ordinary shares for basic earnings per share	61,202,710	60,755,706	60,477,840
Effect of share-based payments	522,116	404,357	167,197
Weighted average number of ordinary shares for diluted earnings per share	61,724,826	61,160,063	60,645,037
Basic, profit attributable to ordinary equity holders of the parent	₽ 58.56	₽ 51.25	₽ 40.91
Diluted, profit attributable to ordinary equity holders of the parent	₽ 58.06	₽ 50.92	₽ 40.79